BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2014
BORROWINGS [Abstract]
Schedule of Bank Borrowings

The Group's bank borrowings consisted of the following:

	December 31,
	2013	2014
Short-term bank borrowings	$68,821,014	$90,443,007
Long-term bank borrowings, current portion	50,049,843	69,360,869
Total borrowings, current	118,870,857	159,803,876
Long-term bank borrowings, non-current portion	134,870,287	77,336,160
Total	$253,741,144	$237,140,036

Schedule of Short-Term Borrowings

The Group's short-term bank borrowing consisted of the following:

	December 31,
	2013	2014
Short-term bank borrowing guaranteed by Daqo Group and Mr. Guangfu Xu and Mr. Xiang Xu	$28,080,770	$27,389,890
Short-term bank borrowing guaranteed by Daqo Group and a third party	11,562,670	11,278,190
Short-term credit bank borrowings	29,177,574	51,774,927
Total	$68,821,014	$90,443,007

Schedule of Long-Term Bank Borrowings
	December 31,
	2013	2014
Borrowing from China Construction Bank	$7,102,783	$6,444,680
Borrowing from Huaxia Bank	35,679,096	25,778,720
Borrowing from Bank of China	123,885,750	101,503,710
Borrowing from Chongqing Rural Commercial Bank	18,252,501	12,969,919
Total	$184,920,130	$146,697,029

Schedule of Principal Maturities of Long-term Bank Borrowings	The principal maturities of these long-term bank borrowings as of December 31, 2014 are as follows:
December 31, 2014	Amount
2015	$69,360,869
2016	40,279,250
2017	37,056,910
Total	$146,697,029